Selling Expense (Tables)	12 Months Ended
Dec. 31, 2023
Selling Expense [Abstract]
Schedule of Selling Expense

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Salaries and employment benefits	222,428	166,588	140,016
Advertising and marketing expenses	97,945	31,026	31,148
Rental and utilities expenses	13,781	15,358	17,169
Traveling expenses	3,734	1,911	3,209
Office expenses	5,623	4,086	3,085
Depreciation and amortizations	680	1,101	1,135
Business development	761	827	1,016
Share-based compensation expenses	(475)	1,041	286
Others	6,096	9,726	7,197

Total	350,573	231,664	204,261